PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY AND EQUIPMENT
Summary of property and equipment

The following table presents the changes in cost and accumulated depreciation of GFL’s property and equipment for the periods indicated:

	Land,			Machinery
	buildings and			and	Assets under		Right-of-
	improvements	Landfills	Vehicles	equipment	development	Containers	use assets	Total
Cost
Balance, December 31, 2022	$1,687.1	$2,745.1	$2,594.1	$1,081.5	$51.6	$789.0	$457.0	$9,405.4
Additions	118.6	286.5	386.9	204.7	140.0	94.2	101.5	1,332.4
Acquisitions via business combinations	81.0	120.1	112.8	79.8	0.5	45.6	29.7	469.5
Adjustments for prior year acquisitions	12.5	—	(0.2)	(0.4)	—	—	—	11.9
Adjustments for asset retirement obligations	—	22.5	—	—	—	—	—	22.5
Disposals	(74.2)	(45.2)	(250.9)	(48.1)	(6.5)	(57.3)	(21.3)	(503.5)
Transfers	12.7	13.2	9.8	—	(34.3)	0.3	(1.7)	—
Changes in foreign exchange	(25.5)	(64.6)	(45.7)	(15.6)	(2.6)	(18.9)	(3.0)	(175.9)
Balance, December 31, 2023	1,812.2	3,077.6	2,806.8	1,301.9	148.7	852.9	562.2	10,562.3

Balance, December 31, 2023	1,812.2	3,077.6	2,806.8	1,301.9	148.7	852.9	562.2	10,562.3
Additions	111.0	312.8	376.3	235.6	183.9	84.4	164.3	1,468.3
Acquisitions via business combinations	47.3	270.2	18.4	30.9	—	6.3	0.4	373.5
Adjustments for prior year acquisitions	(3.1)	6.4	(4.5)	(14.6)	(3.5)	(0.3)	2.6	(17.0)
Adjustments for asset retirement obligations	—	(89.2)	—	—	—	—	—	(89.2)
Disposals	(23.3)	(6.8)	(274.6)	(65.5)	(3.3)	(68.8)	(24.5)	(466.8)
Transfers	56.0	(4.4)	20.6	48.2	(120.3)	0.2	(0.3)	—
Changes in foreign exchange	95.8	269.0	152.3	64.6	2.7	65.4	16.4	666.2
Balance, December 31, 2024	2,095.9	3,835.6	3,095.3	1,601.1	208.2	940.1	721.1	12,497.3

Accumulated depreciation
Balance, December 31, 2022	171.0	804.1	987.3	468.3	—	272.5	161.9	2,865.1
Depreciation	70.0	283.8	288.3	166.8	—	116.3	74.8	1,000.0
Disposals	(13.7)	(19.8)	(132.0)	(28.3)	—	(26.9)	(11.5)	(232.2)
Impairment	—	—	8.7	0.1	—	—	—	8.8
Changes in foreign exchange	(3.1)	(22.8)	(18.3)	(7.1)	—	(7.7)	(1.1)	(60.1)
Balance, December 31, 2023	224.2	1,045.3	1,134.0	599.8	—	354.2	224.1	3,581.6

Balance, December 31, 2023	224.2	1,045.3	1,134.0	599.8	—	354.2	224.1	3,581.6
Depreciation	87.7	321.1	286.2	197.5	—	126.5	100.4	1,119.4
Disposals	(7.0)	(1.5)	(174.6)	(61.9)	—	(35.6)	(14.7)	(295.3)
Impairment	—	—	1.0	—	—	0.1	—	1.1
Changes in foreign exchange	12.9	96.8	63.8	29.6	—	31.3	4.4	238.8
Balance, December 31, 2024	317.8	1,461.7	1,310.4	765.0	—	476.5	314.2	4,645.6

Carrying amounts
At December 31, 2023	$1,588.0	$2,032.3	$1,672.8	$702.1	$148.7	$498.7	$338.1	$6,980.7
At December 31, 2024	$1,778.1	$2,373.9	$1,784.9	$836.1	$208.2	$463.6	$406.9	$7,851.7